Stockholders' Equity (Deficit) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Issuance of shares to private investors - Shares Issued			14,000
Issuance of shares to private investors - Shares Issued			14,000
Conversion of notes payable - Shares Issued			590,000
Conversion of accounts payable - Shares Issued			3,000
Issuance of shares to private investors - Shares Issued		56,000
Conversion of notes payable - Shares Issued		23,000
Conversion of notes payable - Shares Issued		300,000
Stock and warrants issued for services (in shares)		1,000
Total		380,000	621,000	1,001,000
Issuance of shares to private investors - Purchase/Conversion Price			$ 5.28
Issuance of shares to private investors - Purchase/Conversion Price			$ 4.32
Conversion of notes payable - Purchase/Conversion Price			$ 6.24
Conversion of accounts payable - Purchase/Conversion Price			$ 5.12
Issuance of shares to private investors - Purchase/Conversion Price		$ 3.68
Conversion of notes payable - Purchase/Conversion Price		$ 2.24
Conversion of notes payable - Purchase/Conversion Price		$ 2.28
Shares issued for consulting services - Purchase/Conversion Price		$ 4
Issuance of shares to private investors - Proceeds/Debt Conversion			$ 75
Issuance of shares to private investors - Proceeds/Debt Conversion			65
Conversion of notes payable - Proceeds/Debt Conversion			3,700
Conversion of accounts payable - Proceeds/Debt Conversion			15
Issuance of shares to private investors - Proceeds/Debt Conversion		207
Conversion of notes payable - Proceeds/Debt Conversion		66
Conversion of notes payable - Proceeds/Debt Conversion		866
Shares issued for consulting services - Proceeds/Debt Conversion		3
Total		$ 1,142	$ 3,855	$ 4,997
Warrants Issued	27,667				1,119,329		521,590
Warrants Exercise Price	$ 9.12				$ 0.39
Warrants Outstanding					845,143		494,087
June 2007 Issue One [Member] | Toucan Capital [Member]
Warrants Issued Related Transaction					See Conversion Agreement in Note 2
Warrants Issued					884,420
Warrants Exercise Price					$ 9.60
Warrants Outstanding					564,987
June 2007 Issue Two [Member] | Toucan Capital [Member]
Warrants Issued Related Transaction					See Conversion Agreement in Note 2
Warrants Issued					492,772
Warrants Exercise Price					$ 2.40
Warrants Outstanding					328,514
June 2007 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					See Conversion Agreement in Note 2
Warrants Issued					552,033
Warrants Exercise Price					$ 9.60
Warrants Outstanding					552,033
December 2008 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					December 2008 Loan warrants
Warrants Issued					8,281
Warrants Exercise Price					$ 0.40
Warrants Outstanding					8,281
September 2009 Issue One [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					August and December 2008 Loan Conversions
Warrants Issued					32,115
Warrants Exercise Price					$ 6.56
Warrants Outstanding					32,115
September 2009 Issue Two [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					Consulting services
Warrants Issued					52,648
Warrants Exercise Price					$ 3.20
Warrants Outstanding					52,648
July 2009 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					Equity Investment ($650,000)
Warrants Issued					5,416
Warrants Exercise Price					$ 12.00
Warrants Outstanding					5,416
September 2010 [Member]
Warrants Issued Related Transaction					September 28, 2010 $350,000 Loan
Warrants Issued					26,355
Warrants Exercise Price					$ 13.28
Warrants Outstanding					26,355
September 2010 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					October $900,000 loan
Warrants Issued					75,000
Warrants Exercise Price					$ 12.00
Warrants Outstanding					75,000
September 2011 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					Loan extension
Warrants Issued					56,812
Warrants Exercise Price					$ 12.00
Warrants Outstanding					56,812
December 2011 [Member]
Warrants Issued Related Transaction					Toucan Partners, $100,000 loan
Warrants Issued					15,625
Warrants Exercise Price					$ 6.40
Warrants Outstanding					15,625
December 2011 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction					December $100,000 loan
Warrants Issued					15,625
Warrants Exercise Price					$ 6.40
Warrants Outstanding					15,625
May 2010 [Member]
Warrants Issued Related Transaction					SDS loan extension
Warrants Issued					31,250
Warrants Exercise Price					$ 8.48
Warrants Outstanding					31,250
January 2010 [Member]
Warrants Issued Related Transaction					Consultant compensation	[1]
Warrants Issued					6,250
Warrants Exercise Price					$ 12.00
Warrants Outstanding					6,250
April 2010 [Member]
Warrants Issued Related Transaction					Private Placement
Warrants Issued					14,583
Warrants Exercise Price					$ 12.00
Warrants Outstanding					11,062
July 2010 Issue One [Member]
Warrants Issued Related Transaction					Regen Med July 2010 $1,750,000 Loan
Warrants Issued					145,833
Warrants Exercise Price					$ 12.00
Warrants Outstanding					121,854
July 2010 Issue Two [Member]
Warrants Issued Related Transaction					Consultant compensation	[2]
Warrants Issued					18,750
Warrants Exercise Price					$ 12.00
Warrants Outstanding					18,750
October 2010 Issue One [Member]
Warrants Issued Related Transaction					Consultant compensation	[3]
Warrants Issued					1,250
Warrants Exercise Price					$ 12.00
Warrants Outstanding					1,250
November 2010 Issue One [Member]
Warrants Issued Related Transaction					Consultant compensation	[4]
Warrants Issued					4,739
Warrants Exercise Price					$ 12.00
Warrants Outstanding					4,739
December 2010 Issue One [Member]
Warrants Issued Related Transaction					December 16, 2010 $100,000 loan
Warrants Issued					8,333
Warrants Exercise Price					$ 12.00
Warrants Outstanding					8,333
December 2010 Issue Two [Member]
Warrants Issued Related Transaction					December SDS loan warrants
Warrants Issued					7,385
Warrants Exercise Price					$ 12.00
Warrants Outstanding					7,385
October 2010 Issue Two [Member]
Warrants Issued Related Transaction					October 1, 2010 $500,000 Loan
Warrants Issued					38,109
Warrants Exercise Price					$ 13.12
Warrants Outstanding					38,109
February 2010 [Member]
Warrants Issued Related Transaction					Consultant compensation	[5]
Warrants Issued					15,625
Warrants Exercise Price					$ 16.00
Warrants Outstanding					15,625
November 2010 Issue Two [Member]
Warrants Issued Related Transaction					Warrant issued for cash
Warrants Issued					203,125
Warrants Exercise Price					$ 24.00
Warrants Outstanding					203,125
February 2011 Issue One [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loan
Warrants Issued					312
Warrants Exercise Price					$ 2.40
Warrants Outstanding					312
March 2011 Issue One [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loan
Warrants Issued					300
Warrants Exercise Price					$ 2.40
Warrants Outstanding					300
September 2011 Issue One [Member]
Warrants Issued Related Transaction					Related party loan extension
Warrants Issued					8,493
Warrants Exercise Price					$ 6.24
Warrants Outstanding					8,493
May 2011 Issue One [Member]
Warrants Issued Related Transaction					Warrant coverage for 100,000 loan
Warrants Issued					723
Warrants Exercise Price					$ 6.88
Warrants Outstanding					723
September 2011 Issue Two [Member]
Warrants Issued Related Transaction					Loan Extension for officers and related parties
Warrants Issued					21,187
Warrants Exercise Price					$ 8.00
Warrants Outstanding					21,187
May 2011 Issue Two [Member]
Warrants Issued Related Transaction					Warrant issued in conjunction with Whitebox loans
Warrants Issued					54,824
Warrants Exercise Price					$ 9.12
Warrants Outstanding					54,824
June 2011 Issue One [Member]
Warrants Issued Related Transaction					Warrant issued in conjunction with Whitebox loans
Warrants Issued					279,605
Warrants Exercise Price					$ 9.12
Warrants Outstanding					279,605
November 2011 [Member]
Warrants Issued Related Transaction					Loan Extensions and note payable
Warrants Issued					93,456
Warrants Exercise Price					$ 9.12
Warrants Outstanding					93,456
February 2011 Issue Two [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loans
Warrants Issued					2,343
Warrants Exercise Price					$ 9.60
Warrants Outstanding					2,343
March 2011 Issue Two [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loans
Warrants Issued					2,250
Warrants Exercise Price					$ 9.60
Warrants Outstanding					2,250
June 2011 Issue Two [Member]
Warrants Issued Related Transaction					Warrant Coverage of Loans
Warrants Issued					98,913
Warrants Exercise Price					$ 11.04
Warrants Outstanding					98,913
January 2011 Issue One [Member]
Warrants Issued Related Transaction					Consultant compensation	[6]
Warrants Issued					15,625
Warrants Exercise Price					$ 11.52
Warrants Outstanding					15,625
June 2011 Issue Three [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loan
Warrants Issued					651
Warrants Exercise Price					$ 11.52
Warrants Outstanding					651
January 2011 Issue Two [Member]
Warrants Issued Related Transaction					$50,000, 100% warrant coverage
Warrants Issued					4,166
Warrants Exercise Price					$ 12.00
Warrants Outstanding					4,166
February 2011 Issue Three [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loans
Warrants Issued					468
Warrants Exercise Price					$ 12.00
Warrants Outstanding					468
March 2011 Issue Three [Member]
Warrants Issued Related Transaction					Regen Med November 2010 Loans
Warrants Issued					450
Warrants Exercise Price					$ 12.00
Warrants Outstanding					450
September 2011 Issue Three [Member]
Warrants Issued Related Transaction					Officer and related party loan extensions
Warrants Issued					216,456
Warrants Exercise Price					$ 12.00
Warrants Outstanding					216,456
January 2011 Issue Three [Member]
Warrants Issued Related Transaction					Private placement
Warrants Issued					29,296
Warrants Exercise Price					$ 12.80
Warrants Outstanding					29,296

[1]	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.
[2]	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.
[3]	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.
[4]	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.
[5]	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.
[6]	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.